Significant accounting policies (Tables)	12 Months Ended
Mar. 30, 2013
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period

Buildings	Lesser of term of the lease or the economic life
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	3 - 10 years
Molds	2 - 5 years
Furniture and fixtures	5 - 8 years
Equipment and vehicles	3 - 8 years

Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the years ended March 30, 2013, March 31, 2012 and March 26, 2011:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands, except per share data)

Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$1,513	$219	$(7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390

Income (loss) per common share	$0.11	$0.02	$(0.68)

Diluted income (loss) per common share computation:
Numerator:
Net income (loss)	$1,513	$219	$(7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)	6	46	—

Weighted-average common shares outstanding – diluted	13,544	11,438	11,390

Diluted income (loss) per common share	$0.11	$0.02	$(0.68)